Multi-Strategy Total Return Fund	07/01/2017 to 06/30/2018

ICA File Number: 811-23261
Registrant Name: T. Rowe Price Multi-Strategy Total Return Fund, Inc.
Reporting Period: 07/01/2017 - 06/30/2018

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23261

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2017 to 06/30/2018

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Multi-Strategy Total Return Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board – T. Rowe Price Funds

Date August 31, 2018

======================= Multi-Strategy Total Return Fund =======================

NXP SEMICONDUCTORS NV

Ticker:       NXPI           Security ID:  N6596X109
Meeting Date: JUN 22, 2018   Meeting Type: Annual
Record Date:  MAY 25, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Open Meeting                            None      None         Management
2.a   Discussion of the Implementation of     None      None         Management
      the Remuneration Policy
2.b   Receive Explanation on Company's        None      None         Management
      Reserves and Dividend Policy
2.c   Adopt Financial Statements and          For       For          Management
      Statutory Reports
2.d   Approve Discharge of Board Members      For       For          Management
3.a   Reelect Richard L. Clemmer as           For       For          Management
      Executive Director
3.b   Reelect Peter Bonfield as               For       For          Management
      Non-Executive Director
3.c   Reelect Johannes P. Huth as             For       For          Management
      Non-Executive Director
3.d   Reelect Kenneth A. Goldman as           For       For          Management
      Non-Executive Director
3.e   Reelect Josef Kaeser as Non-Executive   For       For          Management
      Director
3.f   Reelect Eric Meurice as Non-Executive   For       For          Management
      Director
3.g   Reelect Peter Smitham as Non-Executive  For       For          Management
      Director
3.h   Reelect Julie Southern as               For       For          Management
      Non-Executive Director
3.i   Reelect Gregory Summe as Non-Executive  For       For          Management
      Director
4.a   Approve Conditional Appointment of      For       For          Management
      Steve Mollenkopf as Executive Director
4.b   Approve Conditional Appointment of      For       For          Management
      George S. Davis as Non-Executive
      Director
4.c   Approve Conditional Appointment of      For       For          Management
      Donald J. Rosenberg as Non-Executive
      Director
4.d   Approve Conditional Appointment of      For       For          Management
      Brian Modoff as Non-Executive Director
4.e   Approve Conditional Appointment of Rob  For       For          Management
      ter Haar as Non-Executive Director
4.f   Approve Conditional Appointment of      For       For          Management
      Steven Perrick as Non-Executive
      Director
5.a   Grant Board Authority to Issue Shares   For       For          Management
      Up To 10 Percent of Issued Capital
      Plus Additional 10 Percent in Case of
      Takeover/Merger
5.b   Authorize Board to Exclude Preemptive   For       For          Management
      Rights from Share Issuances
6     Authorize Repurchase of Up to 10        For       For          Management
      Percent of Issued Share Capital
7     Approve Cancellation of Ordinary Shares For       For          Management
8     Ratify KPMG as Auditors                 For       For          Management

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XL GROUP LTD

Ticker:       XL             Security ID:  G98294104
Meeting Date: JUN 06, 2018   Meeting Type: Special
Record Date:  APR 27, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management
3     Adjourn Meeting                         For       Against      Management

============================== END NPX REPORT ===================================